Related Party Transactions (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenue	$ 5,369	$ 11,348	$ 178,311
Accounts receivable		$ 7,207